Leases And Commitments	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Leases And Commitments
LEASES AND COMMITMENTS
The Company’s operating leases extend for varying periods of time up to 20 years and, in some cases, contain renewal options that would extend existing terms beyond 20 years. Future minimum rental payments for all operating leases having initial or remaining non-cancelable lease terms in excess of one year are $177 million in 2015, $141 million in 2016, $113 million in 2017, $78 million in 2018, $59 million in 2019 and $99 million thereafter. Total rent expense for all operating leases was $226 million, $243 million and $247 million for the years ended December 31, 2014, 2013 and 2012, respectively.
The Company generally accrues estimated warranty costs at the time of sale. In general, manufactured products are warranted against defects in material and workmanship when properly used for their intended purpose, installed correctly, and appropriately maintained. Warranty periods depend on the nature of the product and range from 90 days up to the life of the product. The amount of the accrued warranty liability is determined based on historical information such as past experience, product failure rates or number of units repaired, estimated cost of material and labor, and in certain instances estimated property damage. The accrued warranty liability is reviewed on a quarterly basis and may be adjusted as additional information regarding expected warranty costs becomes known.
The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

Balance, January 1, 2013	$139.8
Accruals for warranties issued during the year	136.1
Settlements made	(139.3)
Additions due to acquisitions	4.0
Effect of foreign currency translation	(0.5)
Balance, December 31, 2013	140.1
Accruals for warranties issued during the year	136.1
Settlements made	(138.1)
Additions due to acquisitions	4.6
Effect of foreign currency translation	(5.1)
Balance, December 31, 2014	$137.6